Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Transactions and Balances with Related Parties [Abstract]
Schedule of balances with related parties
	December 31,	December 31,
	2021	2020
Trade payables and accrued liabilities:
Directors’ remuneration	$19	$31
Director and senior management incentive plan	1,465	—
	$1,484	$31

Lease liabilities:
Companies controlled by directors	$1,357	$1,695

Schedule of consolidated statements of profit or loss and comprehensive profit and loss
	Year ended December 31,
	2021	2020
General and administrative expenses	$625	$379
Net financial expenses	126	145
	$751	$524

Schedule of compensation of key management and directors
	Year ended December 31,
	2021	2020
Short-term benefits*	$5,004	$1,326
Share-based payments	21,174	1,611
	$26,178	$2,937